Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of non cancellable operating lease agreements
Year	(In thousands)
Remainder of 2022	396
2023	202
2024	11
2025	—
2026	—
Total	609